Principal Exchange-Traded Funds
Supplement dated June 20, 2023
to the Statement of Additional Information dated November 1, 2022
(as previously supplemented)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

LEADERSHIP STRUCTURE AND BOARD
Under Additional Information Regarding Board Members and Officers, in the FUND COMPLEX OFFICERS table, delete the rows for Laura B. Latham, Deanna Y. Pellack, Adam U. Shaikh, John L. Sullivan, and Clint Woods, and add the following alphabetically:

FUND COMPLEX OFFICERS
Name, Address, and Year of Birth	Position(s) Held with Fund Complex	Positions with PGI and its Affiliates; Principal Occupations During Past 5 Years**
George Djurasovic 711 High Street Des Moines, IA 50392 1971	General Counsel (since 2023)
Vice President/General Counsel PAM, PGI (since 2022)
Vice President/General Counsel PAM, PFGI (since 2022)
Vice President/General Counsel PAM, PFSI (since 2022)
Vice President/General Counsel PAM, PLIC (since 2022)
Global Chief Compliance Officer, Artisan Partners Limited Partnership (2013-2022)

Laura B. Latham 711 High Street Des Moines, IA 50392 1986	Counsel and Assistant Secretary (since 2023) Assistant Counsel and Assistant Secretary (2018-2023)	Counsel, PGI (since 2018) Counsel, PLIC (since 2018)
Deanna Y. Pellack 711 High Street Des Moines, IA 50392 1987	Counsel and Assistant Secretary (since 2023) Assistant Counsel and Assistant Secretary (2022-2023)	Counsel, PLIC (since 2022) Vice President, The Northern Trust Company (2019-2022) Second Vice President, The Northern Trust Company (2014-2019)
Adam U. Shaikh 711 High Street Des Moines, IA 50392 1972	Assistant General Counsel (since 2023) Assistant Secretary (since 2022) Assistant Counsel (2006-2023)	Assistant General Counsel, PGI (since 2018) Counsel, PLIC (since 2006)
John L. Sullivan 711 High Street Des Moines, IA 50392 1970	Counsel and Assistant Secretary (since 2023) Assistant Counsel and Assistant Secretary (2019-2023)	Counsel, PGI (since 2020) Counsel, PLIC (since 2019) Prior thereto, Attorney in Private Practice

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